As filed with the Securities and Exchange Commission on December 14, 2001



                                      Securities Act Registration No. 333-73934

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   FORM N-14
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                       Pre-Effective Amendment No. 2 [X]
                    Post-Effective Amendment No. _____ [ ]
                       (Check appropriate box or boxes)


             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
              (Exact Name of Registrant as Specified in Charter)

                               1 (800) 321-8563
                 (Registrant's Area Code and Telephone Number)

                One Franklin Parkway, San Mateo, CA 94403-1906
   (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                     Code)

                    Karen L. Skidmore, Assistant Secretary
                                (650) 312-5651
                One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service, Number, Street, City, State, Zip Code)

Approximate date of proposed public offering:

As soon as practicable after this registration statement becomes effective under the Securities Act of 1933, as amended.

Calculation of Registration Fee under the Securities Act of 1933:

TITLE OF SECURITIES BEING REGISTERED

Shares of Beneficial Interest, Par Value $0.01 Per Share
Templeton International Securities Fund - Class 1
Templeton International Securities Fund - Class 2

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

The Cross Reference sheet, the Prospectus and Proxy Statement, the Statement of Additional Information along with its required attachments, and Part C and its Exhibits, with the exception of the Signature Page, are herein incorporated by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-73934) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001021408-01-510669) on November 23, 2001.

             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                 on behalf of
                TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
                             One Franklin Parkway
                       San Mateo, California 94403-1906

                                   NOTICE OF
                        SPECIAL MEETING OF SHAREHOLDERS
                        To be held on February 26, 2002

To the Shareholders:

      NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the Meeting) of Templeton International Smaller Companies Fund (International Smaller Companies) will be held at 10:00 a.m. Pacific time, on February 26, 2002, at the offices of Franklin Templeton Variable Insurance Products Trust (the Trust), One Franklin Parkway, San Mateo, California 94403-1906. The Meeting is being held to consider and vote on the following matter, as well as any other business that may properly come before the Meeting or an adjournment:

           To approve or disapprove a Plan of Reorganization (the Plan), that provides for: (a) the acquisition of the assets of International Smaller Companies by Templeton International Securities Fund (International Securities) in exchange for shares of International Securities; (b) the distribution of such shares to the shareholders of International Smaller Companies; and (c) the dissolution of International Smaller Companies. Pursuant to the Plan, Class 1 shareholders of International Smaller Companies will receive Class 1 shares of International Securities and Class 2 shareholders of International Smaller Companies will receive Class 2 shares of International Securities. A copy of the Plan is Exhibit A of the attached Prospectus and Proxy Statement.

The Board of Trustees of the Trust has fixed the close of business on December 28, 2001, as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Each shareholder who does not expect to attend the Meeting in person is requested to date, fill in, sign and return promptly the enclosed proxy card in the enclosed envelope, which needs no postage if mailed in the United States.

      Please review the enclosed Prospectus and Proxy Statement for additional information regarding the Plan.

                          By Order of the Board of Trustees,

                          Murray L. Simpson
                                    Secretary
San Mateo, California
January 16, 2002


      As required by the Securities Act of 1933, this amendment to the registration statement of registrant has been signed on behalf of the registrant, in the City of San Mateo and State of California, on the 14th day of December, 2001.

                                  FRANKLIN TEMPLETON VARIABLE
                                  INSURANCE PRODUCTS TRUST


                                  By  /s/ Charles E. Johnson*
                                       Charles E. Johnson, Principal
                                       Executive Officer and Trustee

      Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.


CHARLES E. JOHNSON*                 Principal Executive Officer and
Charles E. Johnson                  Trustee
                                    Dated: December 14, 2001

MARTIN L. FLANAGAN*                 Principal Financial Officer
Martin L. Flanagan                  Dated: December 14, 2001

KIMBERLY H. MONASTERIO*             Principal Accounting Officer
Kimberley H. Monasterio             Dated: December 14, 2001

FRANK H. ABBOTT III*                Trustee
Frank H. Abbott III                 Dated: December 14, 2001

HARRIS J. ASHTON*                   Trustee
Harris J. Ashton                    Dated: December 14, 2001


S. JOSEPH FORTUNATO*                Trustee
S. Joseph Fortunato                 Dated: December 14, 2001


ROBERT F. CARLSON*                  Trustee
Robert F. Carlson                   Dated: December 14, 2001


CHARLES B. JOHNSON*                 Trustee
Charles B. Johnson                  Dated: December 14, 2001


RUPERT H. JOHNSON, JR.*             Trustee
Rupert H. Johnson, Jr.              Dated: December 14, 2001


FRANK W. T. LAHAYE*                 Trustee
Frank W. T. LaHaye                  Dated: December 14, 2001


GORDON S. MACKLIN*                  Trustee
Gordon S. Macklin                   Dated: December 14, 2001


CHRISTOPHER H. PINKERTON*           Trustee
Christopher H. Pinkerton            Dated: December 14, 2001


/s/ Karen L. Skidmore
* By KAREN L. SKIDMORE, ATTORNEY-IN-FACT
(Pursuant to Power of Attorney previously filed)